ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
Solar power plant subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of consolidated balance sheet

	At December 31,
	2019	2020
Assets classified as held for sale
Cash and cash equivalents	$427,299	$53,899
Accounts receivable, net	2,636,581	184,920
Value added tax recoverable	747,646	158,213
Prepaid expenses and other current assets	1,593,391	23,075
Property, plant and equipment, net	13,290,761	2,169,527
Operating lease right-of-use asset	1,230,574	—
Impairment of assets(1)	(1,347,626)	(318,619)

Total assets classified as held for sale	18,578,626	2,271,015

Liabilities classified as held for sale
Accounts payable	58,525	—
Other current liabilities	—	1,659,753
Operating lease liabilities	1,229,918	—
Failed sales leased back and finance lease liability	7,879,923	529,012

Total liabilities classified as held for sale	$9,168,366	$2,188,765
(1)

As a result of the acquisition agreement, the Company reassessed the value of net assets on the solar power plant to the lower of carrying amount or fair value less cost to sell. As of December 31, 2019 and 2020, the impairment loss of $1,347,626 and $318,619, respectively, has been applied to reduce the carrying amount of these assets classified as held for sale.